Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses	$ 1,104,420
Assumed interest credited to contractholder funds, contract benefits and expenses	4,713
Ceded interest credited to contractholder funds, contract benefits and expenses	(635,887)
Return credited to policyholders' account balances and policyholder benefits, net of reinsurance	473,246
Predecessor
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses		450,041	1,938,015	1,882,714
Assumed interest credited to contractholder funds, contract benefits and expenses		2,606	8,180	9,167
Predecessor | Affiliates
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses		(336,122)	(1,505,010)	(1,369,305)
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses		$ (116,525)	$ (441,185)	$ (522,576)